Investments In And Loan Receivables From Affiliated Companies - Additional Information (Detail) (Affiliated Entity, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Affiliated Entity
Investments in and Advances to Affiliates [Line Items]
Trade notes and accounts receivable from affiliated companies	¥ 24,043	¥ 22,742
Revenues from affiliated companies	63,808	64,868	63,886
Cash dividends received from affiliated companies	41	71	69
Retained earnings include net undistributed earnings of affiliated companies	¥ 13,628	¥ 12,070